INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Current portion:
Federal
State					1,600	1,600
Current					1,600	1,600
Deferred portion:
Federal					(1,931,390)	(1,180,434)
State					(576,868)	(391,865)
Deferred					(2,508,258)	(1,572,299)
Change in valuation allowance					2,508,258	1,572,299
Provision for income taxes	$ 1,600	$ 1,600	$ 1,600	$ 1,600	$ 1,600	$ 1,600